MFS(R) Mutual Funds

ANNUAL REPORT 1/31/03

MFS(R) HIGH INCOME
FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) HIGH INCOME FUND

SEEKING A HIGH LEVEL OF CURRENT INCOME SINCE 1978

Seeks a high level of income and is our relatively conservative high-yield offering. The fund focuses on companies with improving credit fundamentals. The portfolio is broadly diversified across industries and issuers.

The fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities, some of which may have equity features.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              28
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     41
----------------------------------------------------
INDEPENDENT AUDITORS" REPORT                      52
----------------------------------------------------
TRUSTEES AND OFFICERS                             53
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      55
----------------------------------------------------
MFS PRIVACY POLICY                                56
----------------------------------------------------
FEDERAL TAX INFORMATION                           56
----------------------------------------------------
CONTACT INFORMATION                               57


-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some folks are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and discouraged, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM
We would also argue that beyond the negative daily headlines, much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY
Of course, there are always reasons to be concerned about the markets. As I write this in mid-February, political issues in Iraq and North Korea remain a serious concern for investors. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors, and, in our view, we may be in the midst of such a period.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    February 18, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.


(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index, which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers" ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies" customers and competitors

o developing our own proprietary estimates of companies" earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

A PERIOD OF FALLEN ANGELS AND DEFAULTS

The past year was a challenging one for high-yield bonds. The high-yield market suffered from a rash of "fallen angels," or companies that saw their investment-grade debt downgraded to high-yield status. Default rates that remained higher than expected, slow economic growth, and accounting scandals contributed to a serious loss of investor confidence in both the stock and corporate bond markets. The impact of those factors resulted in significant price declines in the high-yield market in the summer of 2002. However, by the late fall and early winter, conditions in the high-yield market showed signs of improvement. Default rates began to stabilize, investors started to return to the high-yield market, the economy appeared to be improving, and accounting scandals were no longer front-page news.

PORTFOLIO STRUCTURE
AS OF 1/31/03

            High Yield                               83.0%
            Investment Grade                          8.9%
            Other                                     3.0%
            Equity                                    2.6%
            Not Rated                                 2.5%

            The portfolio is actively managed, and current holdings may be different.

MFS(R) investment-grade and high-yield analysts worked together to find good opportunities. When investment-grade issues were downgraded to high-yield levels, our investment-grade analysts had detailed information that helped us make solid investment decisions for the fund. In other cases, we were able to find investment-grade bonds that were priced as if they were high-yield issues even though their credit ratings and quality hadn't changed.

BROADCASTING - A STANDOUT FOR FUND PERFORMANCE

Our fund was significantly overweighted in broadcasting holdings compared with our benchmark, the Lehman Brothers High Yield Bond Index. The possibility for consolidation and the group's ability to generate free cash flow in a weak operating environment made the group attractive to us. For the year, the group performed better than we had expected. Some exposure has already been reduced naturally when a number of broadcasting companies called in their bonds and refinanced at lower interest rates.

WEAKNESS IN THE CABLE TV INDUSTRY

The fund's performance was held back by its holdings in the cable industry, which suffered from increased competition and concerns about the group's accounting practices. Two of our worst performing holdings were Adelphia Communications and Charter Communications. Several of Adelphia's senior executives were charged with fraud in 2002 and we have sold the bonds from the portfolio. The fund's investment in Charter Communications declined when regulators announced that the company was being investigated for aggressive accounting practices. However, the portfolio was underweighted in the cable industry relative to its benchmark, mitigating the damage to performance. Additionally, holdings in Mediacom performed much better than the group as a whole.

OPPORTUNITIES IN UTILITIES

In October, we selectively added some utility bonds to the fund, and they have performed well. In 2002, many investment-grade utility bonds were either downgraded to high-yield bonds or traded at prices similar to high-yield bonds. We bought some of the better quality high-yield issues as well as some lower quality investment grade names. Holdings such as Public Service Enterprise Group made solid performance contributions. As of the end of the period, we continue to see opportunities in the group going forward, but we intend to keep the fund underweighted in utilities because of expected volatility and longer-term structural problems in the sector.

OUTLOOK FOR IMPROVING CREDIT QUALITY, ECONOMY

We like the prospects for the high-yield market, especially in what we see as an improving economic environment. In our experience, an improving economy usually helps high-yield issuers generate the earnings they need to service their debt. As a result, we would expect to see default rates decline, especially if companies continue to focus on cutting debt and restructuring balance sheets. We would caution, however, that the high-yield market may continue to experience volatility in the months ahead.

    Respectfully,

/s/ John F. Addeo

    John F. Addeo
    Portfolio manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. It is not possible to invest directly in an index.

GROWTH OF A HYPOTHERTICAL $10,000 INVESTMENT

                             MFS High Income         Lehman Brothers
                             Fund - Class A          High Bond Fund

         "1/31/93"               $ 9,525                 $10,000
         "1/31/95"                10,807                  11,514
         "1/31/97"                14,218                  15,254
         "1/31/99"                16,470                  17,492
         "1/31/01"                17,075                  17,751
         "1/31/03"                16,513                  17,166

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                       Class
  Share class      inception date     1-yr       3-yr       5-yr       10-yr

       A             2/17/1978          2.34%     -1.32%      0.26%      5.66%
------------------------------------------------------------------------------
       B              9/27/1993         1.64%     -1.93%     -0.39%      4.95%
------------------------------------------------------------------------------
       C              1/3/1994          1.64%     -1.99%     -0.38%      5.01%
------------------------------------------------------------------------------
       I              1/2/1997          2.66%     -1.02%      0.61%      5.86%
------------------------------------------------------------------------------
       R             12/31/2002         2.33%     -1.33%      0.26%      5.65%
------------------------------------------------------------------------------
      529A           7/31/2002          2.20%     -1.37%      0.23%      5.64%
------------------------------------------------------------------------------
      529B           7/31/2002          1.87%     -1.48%      0.17%      5.61%
------------------------------------------------------------------------------
      529C           7/31/2002          1.85%     -1.48%      0.17%      5.61%

----------------------
Average annual
with sales charge
----------------------

  Share class
                                      1-yr       3-yr       5-yr       10-yr

       A                               -2.52%     -2.91%     -0.71%      5.14%
------------------------------------------------------------------------------
       B                               -2.09%     -2.68%     -0.64%      4.95%
------------------------------------------------------------------------------
       C                                0.71%     -1.99%     -0.38%      5.01%
------------------------------------------------------------------------------
      529A                             -2.66%     -2.96%     -0.74%      5.13%
------------------------------------------------------------------------------
      529B                             -1.86%     -2.22%     -0.08%      5.61%
------------------------------------------------------------------------------
      529C                              0.91%     -1.48%      0.17%      5.61%




----------------------
Cumulative without
sales charge
----------------------

       A                                2.34%     -3.92%      1.32%     73.37%
------------------------------------------------------------------------------
       B                                1.64%     -5.69%     -1.93%     62.11%
------------------------------------------------------------------------------
       C                                1.64%     -5.84%     -1.90%     63.04%
------------------------------------------------------------------------------
       I                                2.66%     -3.02%      3.09%     76.66%
------------------------------------------------------------------------------
       R                                2.33%     -3.94%      1.31%     73.34%
------------------------------------------------------------------------------
      529A                              2.20%     -4.06%      1.18%     73.12%
------------------------------------------------------------------------------
      529B                              1.87%     -4.37%      0.85%     72.56%
------------------------------------------------------------------------------
      529C                              1.85%     -4.39%      0.83%     72.53%


Comparative indices

----------------------
Average annual
----------------------

                                      1-yr       3-yr       5-yr       10-yr

Average high current yield
bond fund+                           -0.25%     -1.94%     -1.36%      4.25%
------------------------------------------------------------------------------
Lehman Brothers High Yield
Bond Index#                          -2.81%     -0.80%     -0.25%      5.55%


+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS HIGH YIELD BOND INDEX - Measures the performance of the high-yield bond market.

LIPPER AVERAGE HIGH CURRENT YIELD BOND FUND - Lipper Inc. is an independent firm that reports mutual fund performance. The High Income Fund falls under the high current yield bond fund category, and the information presented above represents the total rates of return for the average high current yield bond fund tracked by Lipper for the stated periods ended January 31, 2003.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A share performance, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B and 529B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C and 529C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors. Class R shares ("R") have no initial sales charge or CDSC and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. Please see the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging markets securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for details.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - 1/31/03
------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes and industries.

Bonds - 92.1%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 84.7%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 9.2%
-----------------------------------------------------------------------------------------------------
Acme Television LLC, 10.875s, 2004                                      6,660               6,809,850
-----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75s, 2012##                           10,690              10,583,100
-----------------------------------------------------------------------------------------------------
CD Radio, Inc., 14.5s, 2009**                                           3,615               1,626,750
-----------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.125s, 2007                                    3,420               3,558,954
-----------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75s, 2007                                     4,135               4,321,075
-----------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8s, 2008                                        3,475               3,805,125
-----------------------------------------------------------------------------------------------------
Cox Radio, Inc., 6.625s, 2006                                           1,130               1,186,289
-----------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875s, 2009##                                      3,775               4,020,375
-----------------------------------------------------------------------------------------------------
Echostar DBS Corp., 10.375s, 2007                                      11,685              12,502,950
-----------------------------------------------------------------------------------------------------
Echostar DBS Corp., 9.375s, 2009                                        3,820               4,011,000
-----------------------------------------------------------------------------------------------------
Emmis Communications Corp., 0s to 2006, 12.5s to 2011                   9,793               8,030,260
-----------------------------------------------------------------------------------------------------
Entercom Radio LLC, 7.625s, 2014                                           40                  42,000
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 10.375s, 2005                               1,433               1,311,195
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 8.875s, 2008                                   60                  50,550
-----------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25s, 2013##                                        2,130               2,188,575
-----------------------------------------------------------------------------------------------------
LIN Holdings Corp., 0s to 2003, 10s to 2008                            11,190              11,413,800
-----------------------------------------------------------------------------------------------------
LIN Television Corp., 8s, 2008                                          1,540               1,636,250
-----------------------------------------------------------------------------------------------------
Panamsat Corp., 8.5s, 2012##                                            3,675               3,564,750
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75s, 2008                               3,070               3,070,000
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0s to 2006, 2.25s to 2009                  7,185               4,849,875
-----------------------------------------------------------------------------------------------------
Pegasus Communications Corp., 12.5s, 2007                               5,325               3,727,500
-----------------------------------------------------------------------------------------------------
Primedia, Inc., 8.875s, 2011                                            5,930               5,633,500
-----------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875s, 2011                                           9,120               9,735,600
-----------------------------------------------------------------------------------------------------
RH Donnelley Finance Corp., 8.875s, 2010##                              1,300               1,378,000
-----------------------------------------------------------------------------------------------------
RH Donnelley Finance Corp., 10.875s, 2012##                             2,250               2,475,000
-----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 9.625s, 2009                        7,750               8,001,875
-----------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5s, 2008                                    7,815               8,127,600
-----------------------------------------------------------------------------------------------------
                                                                                         $127,661,798
-----------------------------------------------------------------------------------------------------
Aerospace - 0.9%
-----------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc., 8.5s, 2011                                   3,670               3,945,250
-----------------------------------------------------------------------------------------------------
Argo-Tech Corp., 8.625s, 2007                                           1,350               1,053,000
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.25s, 2007                                     5,215               5,423,600
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.625s, 2010                                    2,085               2,168,400
-----------------------------------------------------------------------------------------------------
                                                                                          $12,590,250
-----------------------------------------------------------------------------------------------------
Airlines - 0.1%
-----------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875s, 2019+                             5,185                 207,417
-----------------------------------------------------------------------------------------------------
Continental Airlines Pass-Through Trust, Inc.,
6.545s, 2020                                                            1,767               1,581,587
-----------------------------------------------------------------------------------------------------
                                                                                           $1,789,004
-----------------------------------------------------------------------------------------------------

Apparel & Manufacturers - 0.2%
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2008                                   8,915              $2,763,650
-----------------------------------------------------------------------------------------------------

Automotive - 5.4%
-----------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 9.75s, 2009                        9,455              10,175,943
-----------------------------------------------------------------------------------------------------
Arvinmeritor, Inc., 8.75s, 2012                                         6,945               7,361,700
-----------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.5s, 2006                                400                 332,000
-----------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75s, 2011                             8,705               8,139,175
-----------------------------------------------------------------------------------------------------
Cummins, Inc., 9.5s, 2010##                                             2,185               2,305,175
-----------------------------------------------------------------------------------------------------
Dana Corp., 10.125s, 2010                                               1,870               1,874,675
-----------------------------------------------------------------------------------------------------
Dana Corp., 9s, 2011                                                    8,320               8,008,000
-----------------------------------------------------------------------------------------------------
Delco Remy International, Inc., 8.625s, 2007                            1,755               1,439,100
-----------------------------------------------------------------------------------------------------
Delco Remy International, Inc., 11s, 2009                               1,180                 657,850
-----------------------------------------------------------------------------------------------------
Dura Operating Corp., 9s, 2009                                         11,400              10,003,500
-----------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 11.875s, 2006##**                    3,545               2,056,100
-----------------------------------------------------------------------------------------------------
Lear Corp., 8.11s, 2009                                                 6,680               7,231,100
-----------------------------------------------------------------------------------------------------
Metaldyne Corp., 11s, 2012                                              2,765               2,156,700
-----------------------------------------------------------------------------------------------------
Navistar International Corp., 9.375s, 2006                              7,000               6,877,500
-----------------------------------------------------------------------------------------------------
Trimas Corp., 9.875s, 2012##                                            5,890               5,801,650
-----------------------------------------------------------------------------------------------------
Venture Holdings, 9.5s, 2005**                                          4,400               1,105,500
-----------------------------------------------------------------------------------------------------
Venture Holdings Trust, 12s, 2009**                                     2,455                 101,269
-----------------------------------------------------------------------------------------------------
                                                                                          $75,626,937
-----------------------------------------------------------------------------------------------------
Biotechnology - 0.2%
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5s, 2012                                      3,150              $3,000,375
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.7%
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 8.375s, 2008**                           7,970               3,347,400
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 9.375s, 2009**                             525                 225,750
-----------------------------------------------------------------------------------------------------
Adelphia Communications Corp., "B", 9.25s, 2049*                        1,245                 516,675
-----------------------------------------------------------------------------------------------------
Avalon Cable Holdings LLC, 0s to 2003, 11.875s to 2008                  8,000               5,320,000
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 8.25s, 2007                            6,890               3,341,650
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 8.625s, 2009                           7,000               3,395,000
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 0s to 2004,
9.92s to 2011                                                           1,850                 786,250
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., "B", 8.125s, 2009                                  12,690              12,309,300
-----------------------------------------------------------------------------------------------------
FrontierVision Holding LP, 11.875s, 2007**                                250                 158,750
-----------------------------------------------------------------------------------------------------
FrontierVision Operating Partnership LP, 11s, 2006**                    6,575               5,465,469
-----------------------------------------------------------------------------------------------------
Insight Midwest, 9.75s, 2009                                            8,785               8,411,637
-----------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., 10.5s, 2006                               6,590               7,298,425
-----------------------------------------------------------------------------------------------------
Mediacom Broadband LLC & Media, 11s, 2013                               7,025               7,323,563
-----------------------------------------------------------------------------------------------------
Mediacom LLC/Capital Corp., 9.5s, 2013                                  5,495               5,275,200
-----------------------------------------------------------------------------------------------------
Xm Satellite Radio, Inc., 14s, 2009**                                   5,865               2,346,072
-----------------------------------------------------------------------------------------------------
                                                                                          $65,521,141
-----------------------------------------------------------------------------------------------------
Building - 2.5%
-----------------------------------------------------------------------------------------------------
American Standard, Inc., 7.375s, 2008                                   2,530               2,675,475
-----------------------------------------------------------------------------------------------------
American Standard, Inc., 7.625s, 2010                                   3,315               3,534,619
-----------------------------------------------------------------------------------------------------
Atrium Cos, Inc., 10.5s, 2009                                           3,745               3,698,187
-----------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8.625s, 2006                       8,720               7,226,700
-----------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8s, 2007                           2,625               2,096,719
-----------------------------------------------------------------------------------------------------
Formica Corp., 10.875s, 2009**                                          5,535               1,439,100
-----------------------------------------------------------------------------------------------------
MMI Products, Inc., 11.25s, 2007                                        5,995               5,095,750
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 9.25s, 2007                                               5,375               5,462,343
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 8.875s, 2008                                              3,685               3,735,669
-----------------------------------------------------------------------------------------------------
                                                                                          $34,964,562
-----------------------------------------------------------------------------------------------------
Business Services - 0.8%
-----------------------------------------------------------------------------------------------------
General Binding Corp., 9.375s, 2008                                    12,325               9,736,750
-----------------------------------------------------------------------------------------------------
United Stationers Supply Co., 8.375s, 2008                              1,500               1,513,125
-----------------------------------------------------------------------------------------------------
                                                                                          $11,249,875
-----------------------------------------------------------------------------------------------------
Chemicals - 3.4%
-----------------------------------------------------------------------------------------------------
CP Kelco, 5.4s, 2008                                                    1,039               1,007,429
-----------------------------------------------------------------------------------------------------
CP Kelco, 5.65s, 2008                                                     349                 338,421
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings, 0s, 2009                                           975                 224,250
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings, 9.875s, 2009                                     1,120               1,125,600
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings, 10.125s, 2009                                   14,830              12,308,900
-----------------------------------------------------------------------------------------------------
Johnson Diversey, Inc., 9.625s, 2012##                                EUR 850                 926,421
-----------------------------------------------------------------------------------------------------
Johnson Diversey, Inc., 9.625s, 2012##                                 $7,130               7,486,500
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.625s, 2007                                       500                 467,500
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.875s, 2007                                     8,050               7,526,750
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5s, 2008                                       3,590               3,231,000
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125s, 2012                                    1,500               1,440,000
-----------------------------------------------------------------------------------------------------
Macdermid, Inc., 9.125s, 2011                                           5,020               5,396,500
-----------------------------------------------------------------------------------------------------
Pioneer Americas LLC, 4.9s, 2006                                          139                  94,578
-----------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, 11.875s, 2010                            4,740               4,360,800
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10s, 2007                                     1,259               1,045,078
-----------------------------------------------------------------------------------------------------
                                                                                          $46,979,727
-----------------------------------------------------------------------------------------------------
Consumer Cyclical - 1.5%
-----------------------------------------------------------------------------------------------------
Corrections Corp., 9.875s, 2009##                                       1,720               1,831,800
-----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625s, 2013                                       4,225               4,467,938
-----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75s, 2015                                        3,090               3,097,725
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875s, 2007                                  11,960              11,242,400
-----------------------------------------------------------------------------------------------------
                                                                                          $20,639,863
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.8%
-----------------------------------------------------------------------------------------------------
American Safety Razor Co., 9.875s, 2005                                 7,060               5,868,625
-----------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.5s, 2009                           5,320               5,273,450
-----------------------------------------------------------------------------------------------------
Remington Arms, Inc., 10.5s, 2011                                       1,050               1,094,625
-----------------------------------------------------------------------------------------------------
Samsonite Corp., 10.75s, 2008                                           8,700               7,351,500
-----------------------------------------------------------------------------------------------------
Sealy Mattress Co., 9.875s, 2007                                        8,605               8,605,000
-----------------------------------------------------------------------------------------------------
Simmons Co., 10.25s, 2009                                               9,940              10,685,500
-----------------------------------------------------------------------------------------------------
                                                                                          $38,878,700
-----------------------------------------------------------------------------------------------------
Containers - 3.3%
-----------------------------------------------------------------------------------------------------
Ball Corp., 6.875s, 2012##                                              3,035               3,080,525
-----------------------------------------------------------------------------------------------------
Consolidated Container Co., 10.125s, 2009                               3,595               1,725,600
-----------------------------------------------------------------------------------------------------
Greif Brothers Corp., 8.875s, 2012                                      4,935               5,083,050
-----------------------------------------------------------------------------------------------------
Owens Brockway Glass Container, 8.875s, 2009                           10,025              10,175,375
-----------------------------------------------------------------------------------------------------
Owens Brockway Glass Container, 8.75s, 2012##                           5,250               5,302,500
-----------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75s, 2011##                               10,330              10,846,500
-----------------------------------------------------------------------------------------------------
Pliant Corp., 13s, 2010                                                   940                 813,100
-----------------------------------------------------------------------------------------------------
Pliant Corp., 13s, 2010                                                 8,085               7,033,950
-----------------------------------------------------------------------------------------------------
Silgan Holdings, Inc., 9s, 2009                                         2,285               2,364,975
-----------------------------------------------------------------------------------------------------
                                                                                          $46,425,575
-----------------------------------------------------------------------------------------------------
Corporate Asset-Backed - 2.5%
-----------------------------------------------------------------------------------------------------
Anthracite CDO I Ltd., 6s, 2037##                                       5,148               3,675,994
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44s, 2030                       5,000               4,029,148
-----------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., 8s, 2003##+                              2,107               2,098,170
-----------------------------------------------------------------------------------------------------
Falcon Franchise Loan Corp., 1s, 2023                                  19,415               3,688,133
-----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial, 7s, 2014                        1,350               1,157,647
-----------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security, Inc., 6.02s, 2033                    4,000               3,432,500
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86s, 2010                             2,938               2,915,965
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.12s, 2031                             3,850               3,570,875
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.717s, 2039                            5,920               5,576,940
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214s, 2007                            2,500               2,373,655
-----------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5s, 2031                                     2,500               2,101,750
-----------------------------------------------------------------------------------------------------
                                                                                          $34,620,777
-----------------------------------------------------------------------------------------------------
Defense Electronics - 1.0%
-----------------------------------------------------------------------------------------------------
L-3 Communications Corp., 8s, 2008                                      3,200               3,328,000
-----------------------------------------------------------------------------------------------------
L-3 Communications Corp., 8.5s, 2008                                    1,565               1,623,688
-----------------------------------------------------------------------------------------------------
MOOG, Inc., 10s, 2006                                                   9,515               9,586,362
-----------------------------------------------------------------------------------------------------
                                                                                          $14,538,050
-----------------------------------------------------------------------------------------------------
Diversified Manufacturer - 0.2%
-----------------------------------------------------------------------------------------------------
Rexnord  Corp., 10.125s, 2012##                                         2,175              $2,240,250
-----------------------------------------------------------------------------------------------------

Energy - 1.1%
-----------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 8.875s, 2008                                   2,403               2,517,142
-----------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625s, 2008                                  11,727              12,328,009
-----------------------------------------------------------------------------------------------------
                                                                                          $14,845,151
-----------------------------------------------------------------------------------------------------
Energy - Independent - 3.4%
-----------------------------------------------------------------------------------------------------
Belden & Blake Corp., 9.875s, 2007                                     11,910              10,361,700
-----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125s, 2011##                                 4,800               5,016,000
-----------------------------------------------------------------------------------------------------
Continental Resources, Inc., 10.25s, 2008                               6,950               6,324,500
-----------------------------------------------------------------------------------------------------
Encore Acquisition Co., 8.375s, 2012##                                  1,665               1,748,250
-----------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.6s, 2012                               2,565               2,744,550
-----------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 9.625s, 2010                             3,495               4,169,385
-----------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.5s, 2012                               3,435               3,702,013
-----------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25s, 2011                                         2,085               2,168,400
-----------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc., 8.25s, 2012                                    5,655               5,966,025
-----------------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25s, 2011##                                 5,055               5,333,025
-----------------------------------------------------------------------------------------------------
                                                                                          $47,533,848
-----------------------------------------------------------------------------------------------------
Entertainment - 1.4%
-----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5s, 2011                                     6,530               6,236,150
-----------------------------------------------------------------------------------------------------
American Skiing Co., 12s, 2006                                          5,300               3,710,000
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 6.875s, 2012                                     2,700               2,811,353
-----------------------------------------------------------------------------------------------------
Regal Cinemas Corp., 9.375s, 2012                                       1,175               1,236,688
-----------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 8.75s, 2009                                         5,880               6,027,000
-----------------------------------------------------------------------------------------------------
                                                                                          $20,021,191
-----------------------------------------------------------------------------------------------------
Finance - 0.1%
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.25s, 2011                                      2,000              $1,904,754
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverage Products - 1.1%
-----------------------------------------------------------------------------------------------------
Burns Philip Capital Property Ltd., 9.75s, 2012##                       9,000               8,640,000
-----------------------------------------------------------------------------------------------------
Michael Foods, Inc., 11.75s, 2011                                       5,380               6,079,400
-----------------------------------------------------------------------------------------------------
                                                                                          $14,719,400
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.4%
-----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 8.5s, 2005                                     1,250               1,112,500
-----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 9.25s, 2008                                    3,875               3,351,875
-----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 8s, 2010                                       3,225               2,580,000
-----------------------------------------------------------------------------------------------------
Fibermark, Inc., 10.75s, 2011                                           2,740               2,781,100
-----------------------------------------------------------------------------------------------------
Graphic Packaging Corp., 8.625s, 2012                                   3,490               3,664,500
-----------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625s, 2007                           10,625              10,943,750
-----------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.875s, 2008                            6,105               6,135,525
-----------------------------------------------------------------------------------------------------
Speciality Paperboard, Inc., 9.375s, 2006                               2,350               2,279,500
-----------------------------------------------------------------------------------------------------
                                                                                          $32,848,750
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 8.9%
-----------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75s, 2009                                   3,460               3,693,550
-----------------------------------------------------------------------------------------------------
Argosy Gaming Co., 10.75s, 2009                                         3,170               3,455,300
-----------------------------------------------------------------------------------------------------
Argosy Gaming Co., 9s, 2011                                             6,830               7,171,500
-----------------------------------------------------------------------------------------------------
Aztar Corp., 8.875s, 2007                                               8,560               8,731,200
-----------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 9.25s, 2009                                          3,930               4,264,050
-----------------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.5s, 2009                                9,970              10,468,500
-----------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45s, 2008                                      10,140               9,759,750
-----------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 8.625s, 2009                                      6,525               6,883,875
-----------------------------------------------------------------------------------------------------
Host Marriott LP, 9.5s, 2007                                            2,920               2,890,800
-----------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75s, 2009                                3,915               3,973,725
-----------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.5s, 2008                                       2,435               2,702,850
-----------------------------------------------------------------------------------------------------
MGM Grand, Inc., 9.75s, 2007                                               10                  10,888
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5s, 2010                                            7,670               8,341,125
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375s, 2011                                          1,155               1,230,075
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.875s, 2008                            2,000               2,120,000
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.125s, 2011                           10,370              10,745,912
-----------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 9.25s, 2007                               5,290               4,708,100
-----------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 9.5s, 2007                                2,685               2,423,212
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, 7.375s, 2007##                               8,150               8,077,975
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.375s, 2008                                     5,305               5,556,987
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 8.875s, 2008                                     3,290               3,421,600
-----------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875s, 2010                                     5,385               5,761,950
-----------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11s, 2010##                                 6,825               7,080,938
-----------------------------------------------------------------------------------------------------
                                                                                         $123,473,862
-----------------------------------------------------------------------------------------------------
Government Sponsored Entity - 0.2%
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125s, 2010                        3,000              $3,375,000
-----------------------------------------------------------------------------------------------------
Home Construction - 0.6%
-----------------------------------------------------------------------------------------------------
D. R. Horton, Inc., 8s, 2009                                            4,270               4,355,400
-----------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125s, 2012                                     4,595               4,135,500
-----------------------------------------------------------------------------------------------------
                                                                                           $8,490,900
-----------------------------------------------------------------------------------------------------
Industrial - 0.7%
-----------------------------------------------------------------------------------------------------
Day International Group, Inc., 11.125s, 2005                            1,675               1,691,750
-----------------------------------------------------------------------------------------------------
Foamex Capital Corp., 10.75s, 2009##                                    6,660               4,662,000
-----------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75s, 2005                            2,950               2,065,000
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0s to 2003, 12.5s to 2008**                 12,375                  77,344
-----------------------------------------------------------------------------------------------------
Thermadyne Manufacturing/Capital Corp., 9.875s, 2008                    6,430               1,744,137
-----------------------------------------------------------------------------------------------------
                                                                                          $10,240,231
-----------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.8%
-----------------------------------------------------------------------------------------------------
Willis Corroon Corp., 9s, 2009                                         10,820             $11,415,100
-----------------------------------------------------------------------------------------------------

Lodging - 0.4%
-----------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625s, 2012                                       4,500               4,448,930
-----------------------------------------------------------------------------------------------------
Prime Hospitality Corp., "B", 8.375s, 2012                                755                 702,150
-----------------------------------------------------------------------------------------------------
                                                                                           $5,151,080
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 4.2%
-----------------------------------------------------------------------------------------------------
Agco Corp., 9.5s, 2008                                                  8,365               8,825,075
-----------------------------------------------------------------------------------------------------
Blount, Inc., 7s, 2005                                                  7,510               6,308,400
-----------------------------------------------------------------------------------------------------
Blount, Inc., 13s, 2009                                                   315                 196,088
-----------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5s, 2008                                     8,190               5,896,800
-----------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.375s, 2012                                      3,065               2,436,675
-----------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75s, 2012                                           4,021               4,222,050
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375s, 2011                                  EUR 2,960               3,083,095
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5s, 2012##                                       $945                 992,250
-----------------------------------------------------------------------------------------------------
Motors & Gears, Inc., 10.75s, 2006                                      5,060               4,402,200
-----------------------------------------------------------------------------------------------------
NMHG Holding Co., 10s, 2009                                               947                 970,675
-----------------------------------------------------------------------------------------------------
Numatics, Inc., 9.625s, 2008                                              845                 397,150
-----------------------------------------------------------------------------------------------------
SPX Corp., 7.5s, 2013                                                   4,525               4,615,500
-----------------------------------------------------------------------------------------------------
Terex Corp., 9.25s, 2011                                                1,000                 920,000
-----------------------------------------------------------------------------------------------------
Terex Corp., 10.375s, 2011                                              8,935               8,555,262
-----------------------------------------------------------------------------------------------------
United Rentals North America, Inc., 10.75s, 2008                        6,420               6,355,800
-----------------------------------------------------------------------------------------------------
                                                                                          $58,177,020
-----------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 2.5%
-----------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375s, 2011                                   5,310               5,230,350
-----------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 9.625s, 2009                                 5,925               4,591,875
-----------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125s, 2012                     1,310               1,368,950
-----------------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.875s, 2011                                        2,685               2,959,646
-----------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 8.5s, 2008                                           9,640               8,627,800
-----------------------------------------------------------------------------------------------------
Insight Health Services Corp., 9.875s, 2011                             1,800               1,741,500
-----------------------------------------------------------------------------------------------------
NDC Health Corp., 10.5s, 2012##                                         2,720               2,801,600
-----------------------------------------------------------------------------------------------------
Prime Medical Services, Inc., 8.75s, 2008                               2,160               2,052,000
-----------------------------------------------------------------------------------------------------
Triad Hospital, Inc., 8.75s, 2009                                       5,480               5,836,200
-----------------------------------------------------------------------------------------------------
                                                                                          $35,209,921
-----------------------------------------------------------------------------------------------------

Metals & Minerals - 0.6%
-----------------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75s, 2006                               4,615               4,591,925
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875s, 2049                          6,155               3,846,875
-----------------------------------------------------------------------------------------------------
                                                                                           $8,438,800
-----------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%
-----------------------------------------------------------------------------------------------------
Century Aluminum Co., 11.75s, 2008                                      1,155               1,114,575
-----------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10s, 2011                                 5,385               5,910,038
-----------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75s, 2008                                   2,755               1,046,900
-----------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75s, 2003**                       10,455                 575,025
-----------------------------------------------------------------------------------------------------
Ryerson Tull, Inc., 9.125s, 2006                                        1,180               1,110,105
-----------------------------------------------------------------------------------------------------
                                                                                           $9,756,643
-----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.4%
-----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625s, 2021                                          2,695               2,775,850
-----------------------------------------------------------------------------------------------------
Plains All American Pipeline, 7.75s, 2012##                             2,305               2,420,250
-----------------------------------------------------------------------------------------------------
                                                                                           $5,196,100
-----------------------------------------------------------------------------------------------------
Oil Services - 1.7%
-----------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375s, 2011                                             5,455               5,509,550
-----------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9s, 2009##                                           530                 549,875
-----------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc., 8.75s, 2008                                    3,490               3,594,700
-----------------------------------------------------------------------------------------------------
Hanover Equipment Test, 8.75s, 2011##                                   6,295               5,901,563
-----------------------------------------------------------------------------------------------------
Parker Drilling Co., "B", 10.125s, 2009                                 3,600               3,717,000
-----------------------------------------------------------------------------------------------------
Sesi LLC, 8.875s, 2011                                                  4,320               4,449,600
-----------------------------------------------------------------------------------------------------
                                                                                          $23,722,288
-----------------------------------------------------------------------------------------------------
Oils - 0.6%
-----------------------------------------------------------------------------------------------------
Clark Refining & Marketing, Inc., 8.625s, 2008                          2,795               2,732,113
-----------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 9s, 2008                                        2,675               1,765,500
-----------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 9.625s, 2012                                    5,400               3,510,000
-----------------------------------------------------------------------------------------------------
                                                                                           $8,007,613
-----------------------------------------------------------------------------------------------------
Pollution Control - 1.4%
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.625s, 2006                          6,485               6,468,787
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875s, 2008                          3,875               3,952,500
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 10s, 2009                             4,085               4,054,363
-----------------------------------------------------------------------------------------------------

Waste Management, Inc., 6.875s, 2009                                    3,150               3,374,979
-----------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375s, 2012##                                  1,440               1,476,177
-----------------------------------------------------------------------------------------------------
                                                                                          $19,326,806
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.7%
-----------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25s, 2009                           2,970               3,177,900
-----------------------------------------------------------------------------------------------------
American Media Operations, Inc, 8.875s, 2011                              720                 738,000
-----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9s, 2010##                    4,795               5,010,775
-----------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25s, 2011                                       1,260               1,288,350
-----------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875s, 2013                                        455                 473,200
-----------------------------------------------------------------------------------------------------
Mail Well Corp., 9.625s, 2012                                           3,400               3,077,000
-----------------------------------------------------------------------------------------------------
Transwestern Publishing Co., 9.625s, 2007                               5,555               5,818,863
-----------------------------------------------------------------------------------------------------
World Color Press, Inc., 8.375s, 2008                                   1,595               1,676,343
-----------------------------------------------------------------------------------------------------
World Color Press, Inc., 7.75s, 2009                                    2,725               2,793,670
-----------------------------------------------------------------------------------------------------
                                                                                          $24,054,101
-----------------------------------------------------------------------------------------------------
Steel - 1.0%
-----------------------------------------------------------------------------------------------------
AK Steel Corp., 7.875s, 2009                                            4,705               4,516,800
-----------------------------------------------------------------------------------------------------
AK Steel Corp., 7.75s, 2012                                             2,385               2,277,675
-----------------------------------------------------------------------------------------------------
Jorgensen Earle M. Co., 9.75s, 2012                                     3,575               3,646,500
-----------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10s, 2004                                             10,985               2,965,950
-----------------------------------------------------------------------------------------------------
                                                                                          $13,406,925
-----------------------------------------------------------------------------------------------------
Stores - 3.7%
-----------------------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25s, 2008                                  1,365               1,440,075
-----------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875s, 2012                                 8,950               8,413,000
-----------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625s, 2010                                      4,560               4,674,000
-----------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9s, 2008                                      4,040               3,641,050
-----------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375s, 2008                                 5,725               5,417,281
-----------------------------------------------------------------------------------------------------
Gap, Inc., 10.55s, 2008                                                 9,215              10,159,538
-----------------------------------------------------------------------------------------------------
J.Crew Group, Inc., 13.125s, 2008                                       3,905               2,928,750
-----------------------------------------------------------------------------------------------------
J.Crew Operating Corp., 10.375s, 2007                                   5,790               5,500,500
-----------------------------------------------------------------------------------------------------
PCA LLC, 11.875s, 2009##                                                5,060               5,110,600
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 12.5s, 2006                                             3,940               4,161,625
-----------------------------------------------------------------------------------------------------
                                                                                          $51,446,419
-----------------------------------------------------------------------------------------------------
Supermarkets - 0.9%
-----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625s, 2007                                       2,705               1,352,500
-----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.125s, 2008                                       1,460               1,036,600
-----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 9.25s, 2010                                         4,850               3,346,500
-----------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875s, 2012##                                          6,350               6,191,250
-----------------------------------------------------------------------------------------------------
                                                                                          $11,926,850
-----------------------------------------------------------------------------------------------------
Technology - 0.3%
-----------------------------------------------------------------------------------------------------
Unisys Corp., 8.125s, 2006                                              3,155               3,281,200
-----------------------------------------------------------------------------------------------------
Unisys Corp., 7.875s, 2008                                              1,250               1,287,500
-----------------------------------------------------------------------------------------------------
                                                                                           $4,568,700
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.9%
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0s to 2005, 12.875s to 2010                     8,040               1,567,800
-----------------------------------------------------------------------------------------------------
American Cellular Corp., 9.5s, 2009                                     2,450                 477,750
-----------------------------------------------------------------------------------------------------
American Tower Corp., 0s, 2008                                          2,875               1,696,250
-----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.875s, 2011                              6,370               6,592,950
-----------------------------------------------------------------------------------------------------
Crown Castle International Corp., 0s to 2004,
10.375s to 2011                                                         2,237               1,554,715
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.75s, 2007                                3,305               3,238,900
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 0s to 2003, 9.95s to 2008                  4,060               3,978,800
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75s, 2010                                       7,215               4,509,375
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.75s, 2011                                           3,250               2,632,500
-----------------------------------------------------------------------------------------------------
                                                                                          $26,249,040
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.5%
-----------------------------------------------------------------------------------------------------
MJD Communications, Inc., 9.5s, 2008                                    2,940               2,307,900
-----------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7s, 2009                                   5,640               4,131,300
-----------------------------------------------------------------------------------------------------
Qwest Corp., 8.875s, 2012##                                             7,050               7,296,750
-----------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.125s, 2008                                      6,995               6,120,625
-----------------------------------------------------------------------------------------------------
Time Warner Telecommunications LLC, 9.75s, 2008                           930                 544,050
-----------------------------------------------------------------------------------------------------
                                                                                          $20,400,625
-----------------------------------------------------------------------------------------------------
Utilities - Electric - 1.5%
-----------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75s, 2011                                             2,726               2,997,948
-----------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625s, 2031                                            3,533               4,079,234
-----------------------------------------------------------------------------------------------------
Teco Energy, Inc., 10.5s, 2007##                                        5,640               5,865,600
-----------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7s, 2012                                             1,025                 902,000
-----------------------------------------------------------------------------------------------------
TXU Corp., 6.375s, 2006                                                 7,700               7,469,000
-----------------------------------------------------------------------------------------------------
                                                                                          $21,313,782
-----------------------------------------------------------------------------------------------------
Utilities - Gas - 0.3%
-----------------------------------------------------------------------------------------------------
Amerigas Partners LP, 8.875s, 2011                                      4,260               4,558,200
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                       $1,179,269,634
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 7.4%
-----------------------------------------------------------------------------------------------------
Canada - 2.0%
-----------------------------------------------------------------------------------------------------
Abitibi Consolidated, Inc., 8.55s, 2010
(Forest & Paper Products)                                               4,660               5,095,822
-----------------------------------------------------------------------------------------------------
Acetex Corp., 10.875s, 2009 (Chemicals)                                 5,590               5,953,350
-----------------------------------------------------------------------------------------------------
Canwest Media, Inc., 10.625s, 2011
(Advertising & Broadcasting)                                            1,180               1,283,250
-----------------------------------------------------------------------------------------------------
Metronet Communications Corp., 10.75s, 2007
(Telecom - Wireline)**                                                    875                 153,125
-----------------------------------------------------------------------------------------------------
PCI Chemicals Canada Co., 10s, 2008 (Chemicals)                           417                 287,905
-----------------------------------------------------------------------------------------------------
Quebecor Media, Inc., 11.125s, 2011
(Advertising & Broadcasting)                                            5,055               5,257,200
-----------------------------------------------------------------------------------------------------
Russel Metals, Inc., 10s, 2009 (Metals & Minerals)                      2,975               3,153,500
-----------------------------------------------------------------------------------------------------
Tembec Industrials., Inc., 7.75s, 2012
(Forest & Paper Products)                                               6,305               6,100,088
-----------------------------------------------------------------------------------------------------
                                                                                          $27,284,240
-----------------------------------------------------------------------------------------------------
Germany - 0.2%
-----------------------------------------------------------------------------------------------------
Messer Grieshiem, 10.375s, 2011 (Chemicals)                         EUR 2,705              $3,020,814
-----------------------------------------------------------------------------------------------------

Greece - 0.2%
-----------------------------------------------------------------------------------------------------
Fage Dairy Industries S.A., 9s, 2007
(Food & Non Alcoholic Beverage Products)                                2,160              $2,062,800
-----------------------------------------------------------------------------------------------------

Ireland - 0.5%
-----------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625s, 2012
(Forest & Paper Products)##                                             7,310              $7,565,850
-----------------------------------------------------------------------------------------------------

Luxembourg - 0.7%
-----------------------------------------------------------------------------------------------------
Tyco International Group S.A., 7s, 2028 (Conglomerates)                10,365              $9,224,850
-----------------------------------------------------------------------------------------------------

Mexico - 0.2%
-----------------------------------------------------------------------------------------------------
Corp. Durango SA de C.V., 13.75s, 2009
(Forest & Paper Products)##                                             5,729              $2,320,245
-----------------------------------------------------------------------------------------------------

Netherlands - 0.6%
-----------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625s, 2009
(Forest & Paper Products)                                               5,910               6,205,500
-----------------------------------------------------------------------------------------------------
Yell Finance B.V., 10.75s, 2011 (Printing & Publishing)                 1,615               1,744,200
-----------------------------------------------------------------------------------------------------
                                                                                           $7,949,700
-----------------------------------------------------------------------------------------------------
Norway - 0.5%
-----------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25s, 2008 (Oil Services)                        7,750              $6,897,500
-----------------------------------------------------------------------------------------------------

Singapore - 0.5%
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 8.75s, 2007
(Electronics)                                                           2,700               2,781,000
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875s, 2010
(Electronics)                                                           4,485               4,821,375
-----------------------------------------------------------------------------------------------------
                                                                                           $7,602,375
-----------------------------------------------------------------------------------------------------
Sweden - 0.1%
-----------------------------------------------------------------------------------------------------
Stena AB, 9.625s, 2012 (Transportation - Shipping)##                    1,085              $1,120,262
-----------------------------------------------------------------------------------------------------

United Kingdom - 1.9%
-----------------------------------------------------------------------------------------------------
Chesapeake Capital Corp., 10.375s, 2011 (Containers)                GBP 1,800               2,990,063
-----------------------------------------------------------------------------------------------------
Colt Telecom Group PLC, 12s, 2006 (Telecom -
Wireline)##*                                                           $6,175               4,322,500
-----------------------------------------------------------------------------------------------------
Energis PLC, 9.75s, 2009 (Telecom - Wireline)**                         1,535                  30,700
-----------------------------------------------------------------------------------------------------
Euramax International PLC, 11.25s, 2006
(Metals & Minerals)                                                     3,530               3,653,550
-----------------------------------------------------------------------------------------------------
Global Tele Systems Ltd., 10.875s, 2008
(Telecom -Wireline)**                                                     370                      37
-----------------------------------------------------------------------------------------------------
Premier International Foods PLC, 12s, 2009
(Food & Non Alcoholic Beverage Products)                                1,000               1,070,000
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 0s, 2004, 9.25s to 2009
(Broadcast & Cable TV)**                                                3,940                 591,000
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 0s, 2005,
11.375s to 2010 (Broadcast & Cable TV)**                                6,025                 933,875
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 11s, 2007
(Broadcast & Cable TV)**                                                  205                  38,950
-----------------------------------------------------------------------------------------------------
United Biscuit Holding PLC, 10.625s, 2011
(Food & Non Alcoholic Beverages)                                    EUR 1,000               1,202,656
-----------------------------------------------------------------------------------------------------
United Biscuits Ltd., 10.75s, 2011
(Food & Non Alcoholic Beverages)                                    GBP 2,000               3,684,126
-----------------------------------------------------------------------------------------------------
Xerox Capital Europe PLC, 5.875s, 2004
(Business Services)                                                    $8,390               8,264,150
-----------------------------------------------------------------------------------------------------
                                                                                          $26,781,607
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                      $101,830,243
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,370,589,972)                                          $1,281,099,877
-----------------------------------------------------------------------------------------------------

Stocks - 0.5%
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 0.3%
-----------------------------------------------------------------------------------------------------
Apparel & Manufacturers - 0.1%
-----------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                   13,126                $853,174
-----------------------------------------------------------------------------------------------------

Automotive - 0.0%
-----------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.*                                                1,087                $252,423
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.1%
-----------------------------------------------------------------------------------------------------
NTL, Inc.*                                                             64,504                $901,121
-----------------------------------------------------------------------------------------------------

Chemicals - 0.0%
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                              12,466                $311,650
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.0%
-----------------------------------------------------------------------------------------------------
IKS Corp.*                                                             11,443                 $15,448
-----------------------------------------------------------------------------------------------------

Metals & Mining - 0.1%
-----------------------------------------------------------------------------------------------------
Metal Management, Inc.*                                               257,347              $1,351,072
-----------------------------------------------------------------------------------------------------

Special Products & Services - 0.0%
-----------------------------------------------------------------------------------------------------
Ranger Industries, Inc.*                                               23,475                    $939
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.0%
-----------------------------------------------------------------------------------------------------
XO Communications, Inc.                                                 1,320                  $4,818
-----------------------------------------------------------------------------------------------------

Utilities - Telephone - 0.0%
-----------------------------------------------------------------------------------------------------
ITC Deltacom, Inc.*                                                   154,828                $320,494
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                          $4,011,139
-----------------------------------------------------------------------------------------------------
Foreign Stocks - 0.2%
-----------------------------------------------------------------------------------------------------
France - 0.0%
-----------------------------------------------------------------------------------------------------
NTL Europe, Inc. Preferred (Broadcast & Cable TV)*                        107                      13
-----------------------------------------------------------------------------------------------------

Netherlands - 0.0%
-----------------------------------------------------------------------------------------------------
Completel Europe N.V. (Telecom - Wireline)                             38,273                 221,105
-----------------------------------------------------------------------------------------------------
Completel Europe N.V. Preferred (Telecom - Wireline)                      382                 264,073
-----------------------------------------------------------------------------------------------------
Versatel Telecom International N.V. (Telephone
Services)*                                                              1,645                   9,748
-----------------------------------------------------------------------------------------------------
                                                                                             $494,926
-----------------------------------------------------------------------------------------------------
Sweden - 0.1%
-----------------------------------------------------------------------------------------------------
Song Networks Holding (Telephone Services)                                  3                       0
-----------------------------------------------------------------------------------------------------
Song Networks Holding (Utilities - Telephone)*                        373,880               1,141,903
-----------------------------------------------------------------------------------------------------
Song Networks Holding (Utilities - Telephone)*                         40,356                  28,119
-----------------------------------------------------------------------------------------------------
                                                                                           $1,170,022
-----------------------------------------------------------------------------------------------------
United Kingdom - 0.1%
-----------------------------------------------------------------------------------------------------
Colt Telecom Group PLC, ADR (Telephone Services)                        5,873                  13,508
-----------------------------------------------------------------------------------------------------
Jazztel PLC (Telecom - Wireline)*                                   3,364,789                 722,622
-----------------------------------------------------------------------------------------------------
                                                                                             $736,130
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                       $2,401,091
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $51,077,855)                                                $6,412,230
-----------------------------------------------------------------------------------------------------

Preferred Stocks - 1.5%
-----------------------------------------------------------------------------------------------------
Cellular Phones - 0.5%
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125s                                    6,404              $6,083,800
-----------------------------------------------------------------------------------------------------

Media - Cable - 0.6%
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 11.125s                                            91,606              $8,839,979
-----------------------------------------------------------------------------------------------------

Printing & Publishing - 0.4%
-----------------------------------------------------------------------------------------------------
Primedia, Inc., 8.625s                                                 74,390              $5,690,835
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline
-----------------------------------------------------------------------------------------------------
Global Crossings Holdings Ltd., 10.5s                                  49,993                 $24,997
-----------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $26,551,337)                                     $20,639,611
-----------------------------------------------------------------------------------------------------

Convertible Bonds - 0.6%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
                                                            (000 Omitted)
-----------------------------------------------------------------------------------------------------
United Kingdom
-----------------------------------------------------------------------------------------------------
Jazztel, 12s, 2012 (Telecom - Wireline)*                                  532                $228,568
-----------------------------------------------------------------------------------------------------

United States - 0.6%
-----------------------------------------------------------------------------------------------------
Nextel Communications, 5.25s, 2010 (Telecom - Wireless)                10,025               7,832,031
-----------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $7,567,904)                                      $8,060,599
-----------------------------------------------------------------------------------------------------

Warrants - 0.1%
-----------------------------------------------------------------------------------------------------
                                                                       SHARES
-----------------------------------------------------------------------------------------------------
Completel Europe N.V. (Telecom - Wireline)*                            90,350                     970
-----------------------------------------------------------------------------------------------------
Doe Run Resources Corp. (Precious Metals & Mining)*                        10                       0
-----------------------------------------------------------------------------------------------------
Grand Palais Resorts (Entertainment)*                                 111,660                       0
-----------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (Utilities - Telephone)*                        11,650                   4,369
-----------------------------------------------------------------------------------------------------
Loral Orion Network Systems, Inc. (Telecom - Wireline)*                 5,000                   1,320
-----------------------------------------------------------------------------------------------------
Loral Orion Network Systems, Inc. (Telecom - Wireless)*                11,775                   2,435
-----------------------------------------------------------------------------------------------------
Metronet Communications Corp. (Telecom - Wireline)##*                   3,250                      33
-----------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                                12,105                     121
-----------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                                 2,870                      29
-----------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                            6,795                  33,975
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Chemicals)*                                  18,933                     189
-----------------------------------------------------------------------------------------------------
Xm Satellite Radio Holdings, Inc. (Broadcast & Cable TV)*               4,020                 804,000
-----------------------------------------------------------------------------------------------------
Xm Satellite Radio Holdings, Inc. (Utilities -
Telephone)*                                                             4,020                   1,005
-----------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $2,924,769)                                                 $848,446
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.7%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
                                                            (000 Omitted)
-----------------------------------------------------------------------------------------------------
Enterprise Funding Corp., due 2/18/03                                   5,000               4,996,978
-----------------------------------------------------------------------------------------------------
Falcon Asset Securitization, due 2/19/03                                4,000               3,997,460
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Corp., due 2/14/03                                    1,000                 999,415
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 2/03/03                               311                 310,977
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 2/03/03 - 2/20/03                 14,000              13,993,304
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $24,298,134
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,483,009,971)                                    $1,341,358,897
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 3.5%                                                      49,146,880
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,390,505,777
-----------------------------------------------------------------------------------------------------

 * Non-income producing security.
** Non-income producing security-in default.
## SEC Rule 144A restriction.
 + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

        EUR = Euro                              GBP = British Pounds

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS          STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

1/31/03

ASSETS

Investments, at value (identified cost, $1,483,009,971)       $1,341,358,897
-----------------------------------------------------------------------------------------------------
Cash                                                                  33,497
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   34,903,853
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    4,315,508
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 30,749,002
-----------------------------------------------------------------------------------------------------
Other assets                                                          15,245
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,411,376,002
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $9,927,339
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts              727,096
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                  5,913,385
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 3,777,731
-----------------------------------------------------------------------------------------------------
Payable to affiliates

-----------------------------------------------------------------------------------------------------
  Management fee                                                      12,467
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      3,848
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        22,790
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     673
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               484,896
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $20,870,225
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,390,505,777
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 394,308,081
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,984,178,025
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies                 (142,367,560)
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (447,966,699)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (3,337,989)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $1,390,505,777
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares
  Net assets                                                    $769,068,900
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             218,272,735
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.52
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$3.52)                                                    $3.70
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $411,532,770
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             116,630,529
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.53
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $183,363,452
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              51,859,726
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.54
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $26,373,396
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               7,497,605
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.52
-----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                         $40,305
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  11,439
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.52
-----------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                         $52,809
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  15,007
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.52
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$3.52)                                                    $3.70
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                         $30,949
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   8,798
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.52
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                         $43,196
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  12,242
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.53
-----------------------------------------------------------------------------------------------------

On sales of $10,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS          STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR YEAR ENDING 1/31/03

NET INVESTMENT INCOME (LOSS)

Income

-----------------------------------------------------------------------------------------------------
  Interest                                                     $129,589,618
-----------------------------------------------------------------------------------------------------
  Dividends                                                       3,434,010
-----------------------------------------------------------------------------------------------------
Total investment income                                                                  $133,023,628
-----------------------------------------------------------------------------------------------------
Expenses

-----------------------------------------------------------------------------------------------------
  Management fee                                                 $5,935,666
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                             46,514
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                 1,290,362
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                          2,158,039
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                          4,063,446
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                          1,464,307
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                 16
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              34
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              39
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              63
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       24
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       10
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       16
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                126,338
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                     390,657
-----------------------------------------------------------------------------------------------------
  Printing                                                          114,541
-----------------------------------------------------------------------------------------------------
  Postage                                                           105,764
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                      46,095
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             63
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                     957,794
-----------------------------------------------------------------------------------------------------
Total expenses                                                  $16,699,788
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                             (166,862)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $16,532,926
-----------------------------------------------------------------------------------------------------
Net investment income                                                                    $116,490,702
-----------------------------------------------------------------------------------------------------
See notes to financial statements.

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                     $(189,330,585)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                  (1,561,960)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                            $(190,892,545)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)

-----------------------------------------------------------------------------------------------------
  Investments                                                  $112,478,251
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                       (949,572)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                                                     $111,528,679
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
foreign currency                                                                         $(79,363,866)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $37,126,836
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS          STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains
(losses) separated by share class.

FOR YEAR ENDING 1/31                                             2003                      2002

OPERATIONS
Net investment income                                          $116,490,702              $131,244,038
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                   (190,892,545)             (136,189,591)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            111,528,679               (74,806,878)
-----------------------------------------------------------   -------------            --------------
Increase (decrease) in net assets from operations               $37,126,836              $(79,752,431)9
-----------------------------------------------------------   -------------            --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-----------------------------------------------------------------------------------------------------
  Class A                                                      $(67,731,408)             $(74,616,905)
-----------------------------------------------------------------------------------------------------
  Class B                                                       (35,483,340)              (42,044,632)
-----------------------------------------------------------------------------------------------------
  Class C                                                       (12,677,503)              (12,485,732)
-----------------------------------------------------------------------------------------------------
  Class I                                                        (1,769,898)               (2,096,769)
-----------------------------------------------------------------------------------------------------
  Class R(1)                                                           (299)                       --
-----------------------------------------------------------------------------------------------------
  Class 529A(2)                                                        (877)                       --
-----------------------------------------------------------------------------------------------------
  Class 529B(2)                                                        (338)                       --
-----------------------------------------------------------------------------------------------------
  Class 529C(2)                                                        (540)                       --
-----------------------------------------------------------------------------------------------------
In excess of net investment income
-----------------------------------------------------------------------------------------------------
  Class A                                                                --                (1,811,054)
-----------------------------------------------------------------------------------------------------
  Class B                                                                --                (1,020,480)
-----------------------------------------------------------------------------------------------------
  Class C                                                                --                  (303,046)
-----------------------------------------------------------------------------------------------------
  Class I                                                                --                   (50,891)
-----------------------------------------------------------------------------------------------------
  Class R                                                                --                        --
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(117,664,203)            $(134,429,509)
-----------------------------------------------------------   -------------            --------------
Net increase in net assets from fund share transactions        $104,809,901              $180,826,6319
-----------------------------------------------------------   -------------            --------------
Total increase (decrease) in net assets                         $24,272,534              $(33,355,309)
-----------------------------------------------------------   -------------            --------------

NET ASSETS
At beginning of period                                       $1,366,233,243            $1,399,588,552
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $3,337,989 and
$9,282,942, respectively)                                    $1,390,505,777            $1,366,233,243
-----------------------------------------------------------------------------------------------------

1. For the period from the inception of Class R, December 31, 2002, through January 31, 2003.
2. For the period from the inception of Class 529A, 529B, and 529C, July 31, 2002, through January
   31, 2003.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS          FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

FOR YEARS ENDING 1/31

CLASS A                                              2003              2002              2001            2000            1999
Net asset value, beginning of period                 $3.78             $4.44            $4.95           $5.21           $5.62
--------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(1),(3)

  Net investment income                              $0.33             $0.41            $0.47           $0.46           $0.46
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on
  investments and foreign currency                   (0.25)            (0.65)           (0.51)          (0.24)          (0.40)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.08            $(0.24)          $(0.04)          $0.22           $0.06
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                        $(0.34)           $(0.41)          $(0.47)         $(0.46)         $(0.46)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                    --             (0.01)           (0.00)(2)       (0.02)          (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.34)           $(0.42)          $(0.47)         $(0.48)         $(0.47)
-------------------------------------------------   ------            ------           ------          ------          ------
Net asset value, end of period                       $3.52             $3.78            $4.44           $4.95           $5.21
-------------------------------------------------   ------            ------           ------          ------          ------
Total return (%)(5)                                   2.34            (5.50)            (0.65)           4.35            1.06
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                           1.00              1.06             1.00            0.98            0.99
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                              9.32             10.12            10.07            9.08            8.62
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      80                72               64              91             135
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $769,069          $746,096         $785,256        $768,734        $792,295
-----------------------------------------------------------------------------------------------------------------------------

1. As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
   31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
2. Per share amount was less than $0.01.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect reductions from fees paid indirectly.
5. Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDING 1/31

CLASS B                                              2003              2002              2001            2000            1999
Net asset value, beginning of period                 $3.79             $4.44            $4.95           $5.21           $5.62
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(1),(3)

  Net investment income                              $0.31             $0.38            $0.44           $0.42           $0.43
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on
  investments and foreign currency                   (0.26)            (0.64)           (0.51)          (0.24)          (0.40)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.05            $(0.26)          $(0.07)          $0.18           $0.03
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                        $(0.31)           $(0.38)          $(0.44)         $(0.42)         $(0.43)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                    --             (0.01)           (0.00)(2)       (0.02)          (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.31)           $(0.39)          $(0.44)         $(0.44)         $(0.44)
-------------------------------------------------   ------            ------           ------          ------          ------
Net asset value, end of period                       $3.53             $3.79            $4.44           $4.95           $5.21
-------------------------------------------------   ------            ------           ------          ------          ------
Total return (%)                                      1.64             (5.94)           (1.35)           3.63            0.35
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                           1.70              1.76             1.69            1.68            1.69
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                              8.65              9.45             9.37            8.38            7.92
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      80                72               64              91             135
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $411,533          $439,987         $463,638        $499,830        $479,181
-----------------------------------------------------------------------------------------------------------------------------

1. As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
   31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
2. Per share amount was less than $0.01.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDING 1/31

CLASS C                                              2003              2002              2001            2000            1999
Net asset value, beginning of period                 $3.80             $4.45            $4.97           $5.22           $5.64
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(1),(3)

  Net investment income                              $0.30             $0.38            $0.44           $0.43           $0.42
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on
  investments and foreign currency                   (0.25)            (0.64)           (0.52)          (0.24)          (0.40)
-------------------------------------------------   ------            ------           ------          ------          ------
Total from investment operations                     $0.05            $(0.26)          $(0.08)          $0.19           $0.02
-------------------------------------------------   ------            ------           ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                        $(0.31)           $(0.38)          $(0.44)         $(0.43)         $(0.43)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                    --             (0.01)           (0.00)(2)       (0.01)          (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.31)           $(0.39)          $(0.44)         $(0.44)         $(0.44)
-------------------------------------------------   ------            ------           ------          ------          ------
Net asset value, end of period                       $3.54             $3.80            $4.45           $4.97           $5.22
-------------------------------------------------   ------            ------           ------          ------          ------
Total return (%)                                      1.64             (5.91)           (1.55)           3.83            0.35
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                           1.70              1.76             1.69            1.68            1.69
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                              8.59              9.39             9.38            8.38            7.93
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      80                72               64              91             135
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $183,364          $160,798         $128,567        $108,253         $93,671
-----------------------------------------------------------------------------------------------------------------------------

1. As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
   31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
2. Per share amount was less than $0.01.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDING 1/31

CLASS I                                                  2003             2002            2001           2000           1999
Net asset value, beginning of period                     $3.78            $4.43           $4.95          $5.21          $5.61
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(1),(3)

  Net investment income                                  $0.33            $0.42           $0.48          $0.48          $0.49
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments
  and foreign currency                                   (0.24)           (0.64)          (0.52)         (0.24)         (0.40)
-------------------------------------------------       ------           ------          ------         ------         ------
Total from investment operations                         $0.09           $(0.22)         $(0.04)         $0.24          $0.09
-------------------------------------------------       ------           ------          ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                            $(0.35)          $(0.42)         $(0.48)        $(0.48)        $(0.48)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                        --            (0.01)          (0.00)(2)      (0.02)         (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders            $(0.35)          $(0.43)         $(0.48)        $(0.50)        $(0.49)
-------------------------------------------------       ------           ------          ------         ------         ------
Net asset value, end of period                           $3.52            $3.78           $4.43          $4.95          $5.21
-------------------------------------------------       ------           ------          ------         ------         ------
Total return (%)                                          2.66            (4.99)          (0.57)          4.68           1.55
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(4)                                               0.70             0.76            0.70           0.68           0.69
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                                  9.58            10.43           10.39           9.38           8.99
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          80               72              64             91            135
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                $26,373          $19,352         $22,128        $17,916         $8,665
-----------------------------------------------------------------------------------------------------------------------------

1. As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
   31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
2. Per share amount was less than $0.01.
3. Per share data are based on average shares outstanding.
4. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

FOR PERIOD ENDING 1/31/03

CLASS R(1)

Net asset value, beginning of period                                  $3.50
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment income                                               $0.02
------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                             0.03
------------------------------------------------------------------------------
Total from investment operations                                      $0.05
------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  from net investment income                                         $(0.03)
------------------------------------------------------------------------------
Net asset value, end of period                                        $3.52
------------------------------------------------------------------------------
Total return (%)                                                       1.32(3)
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                                                            1.20(2)
------------------------------------------------------------------------------
Net investment income                                                  7.97(2)
------------------------------------------------------------------------------
Portfolio turnover                                                       80
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $40
------------------------------------------------------------------------------

1. For the period from the inception of Class R, December 31, 2002, through January 31, 2003.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

FOR PERIOD ENDING 1/31/03

CLASS 529A(1)

Net asset value, beginning of period                                  $3.43
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment income                                               $0.13
------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                             0.12
------------------------------------------------------------------------------
Total from investment operations                                      $0.25
------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  from net investment income                                         $(0.16)
------------------------------------------------------------------------------
Net asset value, end of period                                        $3.52
------------------------------------------------------------------------------
Total return (%)(6)                                                    7.39(3)
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                                                            1.30(2)
------------------------------------------------------------------------------
Net investment income                                                  8.66(2)
------------------------------------------------------------------------------
Portfolio turnover                                                       80
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $53
------------------------------------------------------------------------------

1. For the period from the inception of Class 529A, July 31, 2002, through January 31, 2003.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from fees paid indirectly.
6. Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

FOR PERIOD ENDING 1/31/03

CLASS 529B(1)

Net asset value, beginning of period                                  $3.43
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment income                                               $0.11
------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                             0.13
------------------------------------------------------------------------------
Total from investment operations                                      $0.24
------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  from net investment income                                         $(0.15)
------------------------------------------------------------------------------
Net asset value, end of period                                        $3.52
------------------------------------------------------------------------------
Total return (%)                                                       7.04(3)
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                                                            1.95(2)
------------------------------------------------------------------------------
Net investment income                                                  8.37(2)
------------------------------------------------------------------------------
Portfolio turnover                                                       80
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $31
------------------------------------------------------------------------------

1. For the period from the inception of Class 529B, July 31, 2002, through January 31, 2003.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

FOR PERIOD ENDING 1/31/03

CLASS 529C(1)

Net asset value, beginning of period                                  $3.44
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment income                                               $0.13
------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                             0.11
------------------------------------------------------------------------------
Total from investment operations                                      $0.24
------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  from net investment income                                         $(0.15)
------------------------------------------------------------------------------
Net asset value, end of period                                        $3.53
------------------------------------------------------------------------------
Total return (%)                                                       7.02(3)
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses(5)                                                            1.95(2)
------------------------------------------------------------------------------
Net investment income                                                  8.05(2)
------------------------------------------------------------------------------
Portfolio turnover                                                       80
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $43
------------------------------------------------------------------------------

1. For the period from the inception of Class 529C, July 31, 2002, through January 31, 2003.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward foreign currency exchange contracts are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended
January 31, 2003 and January 31, 2002 was as follows:

                                                    1/31/03            1/31/02
Distributions declared from:

------------------------------------------------------------------------------
  Ordinary income                              $118,233,379       $135,115,820
------------------------------------------------------------------------------

During the year ended January 31, 2003, accumulated distributions in excess of net investment income decreased by $7,118,454, accumulated net realized loss on investments and foreign currency transactions decreased by $23,254,865, and paid-in capital decreased by $30,373,319 due to differences between book and tax accounting for foreign currency transactions and defaulted bonds and capital losses. This change had no effect on the net assets or net asset value per share. At January 31, 2003, accumulated distributions in excess of net investment loss and accumulated net realized loss on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for foreign currency, capital losses, defaulted bonds, and amortization and accretion on debt securities.

As of January 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed ordinary income                       $10,735,789
    ----------------------------------------------------------------
    Capital loss carryforward                          (385,327,872)
    ----------------------------------------------------------------
    Unrealized loss                                    (145,730,251)
    ----------------------------------------------------------------
    Other temporary differences                         (73,349,917)
    ----------------------------------------------------------------

At January 31, 2003, the fund, for federal income tax purposes, had a capital loss carryforward of $385,327,872 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration date.

    EXPIRATION DATE
    January 31, 2004                                    $35,661,057
    ---------------------------------------------------------------
    January 31, 2005                                             --
    ---------------------------------------------------------------
    January 31, 2006                                             --
    ---------------------------------------------------------------
    January 31, 2007                                     17,432,351
    ---------------------------------------------------------------
    January 31, 2008                                     10,853,391
    ---------------------------------------------------------------
    January 31, 2009                                     24,778,024
    ---------------------------------------------------------------
    January 31, 2010                                    137,538,425
    ---------------------------------------------------------------
    January 31, 2011                                    159,064,624
    ---------------------------------------------------------------
        Total                                          $385,327,872
    ---------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The funds offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

    First $1.4 billion of average net assets                     0.46%
    ------------------------------------------------------------------
    In excess of $1.4 billion of average net assets              0.44%
    ------------------------------------------------------------------

Management fees incurred for the year ended January 31, 2003 were 0.46% of average daily net assets on an annualized basis.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees" compensation is a net increase of $502 as a result of the change in the fund's pension liability under this plan and a pension expense of $9,894 for inactive trustees for the year ended January 31, 2003. Also included in Trustees" compensation is a one-time settlement expense of $1,616 and a one-time transition expense of $5,389.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

    First $2 billion                                             0.0175%
    --------------------------------------------------------------------
    Next $2.5 billion                                            0.0130%
    --------------------------------------------------------------------
    Next $2.5 billion                                            0.0005%
    --------------------------------------------------------------------
    In excess of $7 billion                                      0.0000%
    --------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $272,718 and $136 for the year ended January 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                              CLASS A      CLASS B      CLASS C      CLASS R     CLASS 529A     CLASS 529B     CLASS 529C

Distribution Fee                0.10%        0.75%        0.75%        0.25%          0.25%          0.75%          0.75%
---------------------------------------------------------------------------------------------------------------------------
Service Fee                     0.25%        0.25%        0.25%        0.25%          0.25%          0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
Total Distribution
Plan                            0.35%        1.00%        1.00%        0.50%          0.50%          1.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended December 31,
2002, amounted to:

                              CLASS A      CLASS B      CLASS C      CLASS R     CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by
MFD                           $63,350       $2,011       $1,456           $0             $6             $0             $0
---------------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended January 31, 2003, were as follows:

                              CLASS A      CLASS B      CLASS C      CLASS R     CLASS 529A     CLASS 529B     CLASS 529C

Total Distribution Plan         0.30%        1.00%        1.00%        0.50%          0.35%          1.00%          1.00%
---------------------------------------------------------------------------------------------------------------------------

A portion of the Class A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% per annum Class A distribution fee is currently not imposed and will be implemented on such date as the Trustees of the fund may determine.

A portion of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% per annum Class 529A distribution fee is currently not imposed and will be implemented on such date as the Trustees of the fund may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended January 31, 2003 were as follows:

                            CLASS A       CLASS B     CLASS C    CLASS 529A    CLASS 529B    CLASS 529C

Contingent Deferred
Sales Charges Imposed       $53,430    $1,134,304     $36,935          $ --          $ --          $ --
-------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,101,141,764 and $951,047,446, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                  $1,519,375,817
    ---------------------------------------------------------------
    Gross unrealized depreciation                    $(227,143,200)
    ---------------------------------------------------------------
    Gross unrealized appreciation                       49,126,280
    ---------------------------------------------------------------
    Net unrealized depreciation                      $(178,016,920)
    ---------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in trust shares were as follows:

                                         Year ending 1/31/03                     Year ending 1/31/02
                                     SHARES              AMOUNT              SHARES              AMOUNT

CLASS A SHARES
Shares sold                        172,131,906         $605,274,892        124,986,948         $504,275,563
------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                    11,139,531           39,541,998         11,851,007           47,354,914
------------------------------------------------------------------------------------------------------------
Shares reacquired                 (162,168,856)        (578,606,040)      (116,527,121)        (473,174,865)
------------------------------------------------------------------------------------------------------------
Net increase                        21,102,581          $66,210,850         20,310,834          $78,455,612
------------------------------------------------------------------------------------------------------------

                                         Year ending 1/31/03                     Year ending 1/31/02
                                     SHARES              AMOUNT              SHARES              AMOUNT
CLASS B SHARES
Shares sold                         47,525,171         $168,253,354         54,556,848         $221,355,406
------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                     5,061,712           18,022,151          5,600,435           22,403,358
------------------------------------------------------------------------------------------------------------
Shares reacquired                  (52,110,785)        (186,284,014)       (48,383,361)        (195,387,483)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                476,098           $(8,509)(3)        11,773,922          $48,371,281
------------------------------------------------------------------------------------------------------------

                                         Year ending 1/31/03                     Year ending 1/31/02
                                     SHARES              AMOUNT              SHARES              AMOUNT
CLASS C SHARES
Shares sold                         46,056,918         $163,295,533         34,736,327         $139,668,225
------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                     1,973,480            7,045,104          1,822,913            7,283,860
------------------------------------------------------------------------------------------------------------
Shares reacquired                  (38,522,898)        (139,892,598)       (23,078,520)         (93,423,524)
------------------------------------------------------------------------------------------------------------
Net increase                         9,507,500          $30,448,039         13,480,720          $53,528,561
------------------------------------------------------------------------------------------------------------

                                         Year ending 1/31/03                     Year ending 1/31/02
                                     SHARES              AMOUNT              SHARES              AMOUNT
CLASS I SHARES
Shares sold                          4,106,294          $14,231,462          1,465,988           $5,798,155
------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                       318,132            1,127,306            324,444            1,294,417
------------------------------------------------------------------------------------------------------------
Shares reacquired                   (2,048,339)          (7,365,064)        (1,660,032)          (6,621,395)
------------------------------------------------------------------------------------------------------------
Net increase                         2,376,087           $7,993,704            130,400             $471,177
------------------------------------------------------------------------------------------------------------

                                         Period ending 1/31/03(1)
                                        SHARES              AMOUNT
CLASS R SHARES
Shares sold                             11,439              $40,092
----------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions                               --                   --
----------------------------------------------------------------------
Shares reacquired
----------------------------------------------------------------------
Net increase                            11,439              $40,092
----------------------------------------------------------------------

                                         Period ending 1/31/03(2)
                                        SHARES              AMOUNT
CLASS 529A SHARES
Shares sold                             14,925              $51,744
----------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                           150                  520
----------------------------------------------------------------------
Shares reacquired                          (68)                (235)
----------------------------------------------------------------------
Net increase                            15,007              $52,029
----------------------------------------------------------------------

                                         Period ending 1/31/03(2)
                                        SHARES              AMOUNT
CLASS 529B SHARES
Shares sold                              8,792              $30,752
----------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                            69                  240
----------------------------------------------------------------------
Shares reacquired                          (63)                (218)
----------------------------------------------------------------------
Net increase                             8,798              $30,774
----------------------------------------------------------------------

                                         Period ending 1/31/03(2)
                                        SHARES              AMOUNT
CLASS 529C SHARES
Shares sold                             12,221              $42,851
----------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                            83                  287
----------------------------------------------------------------------
Shares reacquired                          (62)                (216)
----------------------------------------------------------------------
Net increase                            12,242              $42,922
----------------------------------------------------------------------
1. For the period from the inception of Class R, December 31, 2002, through
   January 31, 2003.
2. For the period from the inception of Class 529A, 529B, and 529C, July 31,
   2002, through January 31, 2003.
3. The net capital stock share activity is not in accordance with the net amount because of the timing of purchases and sales of capital stock shares and the net asset value per share at
   such time.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $10,655 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

-------------
SALES
-------------
                                                                       NET
                                                IN                  UNREALIZED
                        CONTRACTS TO      EXCHANGE    CONTRACTS    APPRECIATION
     SETTLEMENT DATE   DELIVER/RECEIVE         FOR     AT VALUE   (DEPRECIATION)

             2/10/03   EUR 9,047,490   $ 9,110,823  $ 9,711,024      $(600,201)
             2/10/03   GBP 1,800,000     2,831,400    2,958,295       (126,895)
                                       -----------  -----------      ---------
                                       $11,942,223  $12,669,319      $(727,096)
                                       ===========  ===========      =========

At January 31, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At January 31, 2003 the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting .17% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                           DATE OF        SHARE/PRINCIPAL
DESCRIPTION                              ACQUISITION          AMOUNT              COST            VALUE
---------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust,
  10.875s, 2019                            3/13/96           5,185,425         5,185,425          207,417
---------------------------------------------------------------------------------------------------------

DLJ Mortgage Acceptance Corp.,
  8s, 2003                                 4/6/01            2,106,698         1,936,637        2,098,170
---------------------------------------------------------------------------------------------------------

                                                                                               $2,305,587
---------------------------------------------------------------------------------------------------------

(9) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to February 1, 2001, the fund did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,785,312 reduction in cost of securities and a corresponding $1,785,312 decrease in net unrealized depreciation, based on securities held by the fund on February 1, 2001.

The effect of this change for the year ended January 31, 2002 was to decrease net investment income by $561,645, decrease net unrealized depreciation by $249,448 and decrease net realized losses by $312,197. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS" REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust III and the Shareholders of MFS High Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS High Income Fund (a series of MFS Series Trust III) (the "Fund"), including the portfolio of investments, as of January 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS High Income Fund as of January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 13, 2003

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust III of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

             Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55)                       LAWRENCE T. PERERA (born 06/23/35)
Trustee, Chairman                                        Trustee
Massachusetts Financial Services Company, Chairman       Hemenway & Barnes (attorneys), Partner

JOHN W. BALLEN* (born 09/12/59)                          WILLIAM J. POORVU (born 04/10/35)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Private investor; Harvard University Graduate
Executive Officer and Director                           School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
KEVIN R. PARKE* (born 12/14/59)                          CBL & Associates Properties, Inc. (real estate
Trustee                                                  investment trust), Director
Massachusetts Financial Services Company, Chief
Investment Officer, President and Director               J. DALE SHERRATT (born 09/23/38)
                                                         Trustee
INDEPENDENT TRUSTEES                                     Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
LAWRENCE H. COHN, M.D. (born 03/11/37)                   (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993);
Brigham and Women's Hospital, Chief of Cardiac           Cambridge Nutraceuticals (professional nutritional
Surgery; Harvard Medical School, Professor of            products), Chief Executive Officer (until May
Surgery                                                  2001); Paragon Trade Brands, Inc. (disposable
                                                         consumer products), Director (until January 2002)
WILLIAM R. GUTOW (born 09/27/41)
Trustee                                                  ELAINE R. SMITH (born 04/25/46)
Private investor and real estate consultant;             Trustee
Capitol Entertainment Management Company (video          Independent health care industry consultant
franchise), Vice Chairman
                                                         WARD SMITH (born 09/13/30)
J. ATWOOD IVES (born 05/01/36)                           Trustee
Trustee                                                  Private investor; Sundstrand Corporation
Private investor; KeySpan Corporation (energy            (manufacturer of highly engineered products for
related services), Director; Eastern Enterprises         industrial and aerospace applications), Director
(diversified services company), Chairman, Trustee        (until June 1999)
and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28)
Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Trustee, Chairman                                        Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and General Manager
Executive Officer and Director                           (prior to September 2000)

JAMES R. BORDEWICK, JR. (born 03/06/59)                  ELLEN MOYNIHAN (born 11/13/57)
Assistant Secretary and Assistant Clerk                  Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Vice
Vice President and Associate General Counsel             President

STEPHEN E. CAVAN (born 11/06/53)                         JAMES O. YOST (born 06/12/60)
Secretary and Clerk                                      Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary            Vice President

ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02210

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741
                                                         AUDITORS
PORTFOLIO MANAGER                                        Deloitte & Touche LLP
John F. Addeo+                                           200 Berkeley St., Boston, MA 02116


+ MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o  data from investment applications and other forms

o  share balances and transactional history with us, our affiliates, or others

o  facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS" privacy policy, please call
1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2003, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2002.

For the year ended January 31, 2003, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 3.11%.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information           Phone number            Hours, Eastern Time
--------------------------------------------------------------------------------
General information           1-800-225-2606          8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired   1-800-637-6576          9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                            MFH-ANN-3/03 102.5M